SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments in lieu of issuing shares for exercised share options	$ 1,196,000	$ 448,000	$ 448,000
Amortization Of Deferred Equity Contribution	2,319,000	6,385,000	20,197,000
Ship Finance International Limited Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)	99,000
Exercised share price (in dollars per share)	$ 4.68
Premium on stock options exercised	400,000
Number of employees exercising options	2
Number of directors exercising options	1
Payments in lieu of issuing shares for exercised share options	1,200,000
Frontline Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amortization Of Deferred Equity Contribution	$ 2,300,000		$ 20,200,000